Property, plant and equipment - Summary of Changes to property, plant and equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	€ 13,456
Ending Cost	43,747	€ 13,456
Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	8,458
Ending Cost	23,303	8,458
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	1,262
Ending Cost	2,527	1,262
Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	3,736
Ending Cost	17,917	3,736
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	33,938	27,761
Additions	34,405	6,096
Disposals	(718)	(164)
Currency translation differences	(1,013)	245
Ending Cost	66,612	33,938
Gross carrying amount [Member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	22,737	19,630
Additions	17,725	3,006
Disposals	(717)	(148)
Currency translation differences	(560)	249
Ending Cost	39,185	22,737
Gross carrying amount [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	4,898	4,470
Additions	1,866	409
Disposals	0	(9)
Currency translation differences	(49)	28
Ending Cost	6,715	4,898
Gross carrying amount [Member] | Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	6,303	3,661
Additions	14,814	2,681
Disposals	(1)	(7)
Currency translation differences	(404)	(32)
Ending Cost	20,712	6,303
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(20,482)	(17,255)
Additions	(3,287)	(3,129)
Disposals	718	112
Currency translation differences	186	(210)
Ending Cost	(22,865)	(20,482)
Accumulated depreciation [Member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(14,279)	(12,052)
Additions	(2,472)	(2,143)
Disposals	717	96
Currency translation differences	152	(180)
Ending Cost	(15,882)	(14,279)
Accumulated depreciation [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(3,636)	(2,966)
Additions	(577)	(653)
Disposals	0	9
Currency translation differences	25	(26)
Ending Cost	(4,188)	(3,636)
Accumulated depreciation [Member] | Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(2,567)	(2,237)
Additions	(238)	(333)
Disposals	1	7
Currency translation differences	9	(4)
Ending Cost	€ (2,795)	€ (2,567)